                              Janus Adviser Series
                          Janus Adviser Balanced Fund
                         Janus Adviser Core Equity Fund

                        Supplement dated April 12, 2005
                      to Currently Effective Prospectuses

Effective May 1, 2005, the following supplements the information in the "Investment Personnel" section of the Prospectus:

Gibson Smith, Executive Vice President and Portfolio Manager of Janus High-Yield Fund and Janus Short-Term Bond Fund, has assumed the duties of Executive Vice President and Co-Portfolio Manager of Janus Adviser Balanced Fund. Mr. Smith joined Janus Capital in 2001 as a fixed-income analyst. Prior to joining Janus, Mr. Smith worked in the fixed-income division at Morgan Stanley from 1991-2001. He holds a Bachelor's degree in Economics from the University of Colorado. Marc Pinto will join Mr. Smith as Executive Vice President and Co-Portfolio Manager of Janus Adviser Balanced Fund. Mr. Pinto is Portfolio Manager of other Janus accounts and subadvised mutual funds. He joined Janus in 1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. He has earned the right to use the Chartered Financial Analyst designation. Mr. Smith and Mr. Pinto are jointly responsible for the day-to-day management of Janus Adviser Balanced Fund's portfolio. Mr. Smith has primary responsibility over the fixed-income portion of the Fund and Mr. Pinto has primary responsibility over the equity portion of the Fund.

Minyoung Sohn, Executive Vice President and Portfolio Manager of Janus Adviser Growth and Income Fund, has assumed the duties of Executive Vice President and Portfolio Manager of Janus Adviser Core Equity Fund. Information regarding Mr. Sohn's investment background appears in the Prospectus.

Karen Reidy is no longer Executive Vice President and Portfolio Manager of Janus Adviser Balanced Fund or Janus Adviser Core Equity Fund.

                              Janus Adviser Series
                          Janus Adviser Balanced Fund

                        Supplement dated April 12, 2005
                      to Currently Effective Prospectuses

Effective May 1, 2005, the following supplements the information in the "Portfolio Manager" section of the Prospectus:

Gibson Smith, Executive Vice President and Portfolio Manager of Janus High-Yield Fund and Janus Short-Term Bond Fund, has assumed the duties of Executive Vice President and Co-Portfolio Manager of Janus Adviser Balanced Fund (the "Fund"). Mr. Smith joined Janus Capital in 2001 as a fixed-income analyst. Prior to joining Janus, Mr. Smith worked in the fixed-income division at Morgan Stanley from 1991-2001. He holds a Bachelor's degree in Economics from the University of Colorado. Marc Pinto will join Mr. Smith as Executive Vice President and Co-Portfolio Manager of Janus Adviser Balanced Fund. Mr. Pinto is Portfolio Manager of other Janus accounts and subadvised mutual funds. He joined Janus in 1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. He has earned the right to use the Chartered Financial Analyst designation. Mr. Smith and Mr. Pinto are jointly responsible for the day-to-day management of Janus Adviser Balanced Fund's portfolio. Mr. Smith has primary responsibility over the fixed-income portion of the Fund and Mr. Pinto has primary responsibility over the equity portion of the Fund.

Karen Reidy is no longer Executive Vice President and Portfolio Manager of the Fund.

                              Janus Adviser Series
                         Janus Adviser Core Equity Fund

                        Supplement dated April 12, 2005
                      to Currently Effective Prospectuses

Effective May 1, 2005, the following supplements the information in the "Portfolio Manager" section of the Prospectus:

Minyoung Sohn, Executive Vice President and Portfolio Manager of Janus Adviser Growth and Income Fund, has assumed the duties of Executive Vice President and Portfolio Manager of Janus Adviser Core Equity Fund ("the Fund"). Information regarding Mr. Sohn's investment background appears in the Prospectus.

Karen Reidy is no longer Executive Vice President and Portfolio Manager of the Fund.